Common shares - Stock compensation expense (Details) - Restricted Stock [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	$ 23,318
Expected stock compensation expense, 2020	15,190
Expected stock compensation expense, 2021	7,375
Expected stock compensation expense, 2022	2,423
Expected stock compensation expense, 2023	321
Total expected stock compensation expense	48,627
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	21,584
Expected stock compensation expense, 2020	14,531
Expected stock compensation expense, 2021	7,167
Expected stock compensation expense, 2022	2,423
Expected stock compensation expense, 2023	321
Total expected stock compensation expense	46,026
Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected stock compensation expense, 2019	1,734
Expected stock compensation expense, 2020	659
Expected stock compensation expense, 2021	208
Expected stock compensation expense, 2022	0
Expected stock compensation expense, 2023	0
Total expected stock compensation expense	$ 2,601